Taxes on Income - Schedule of Deferred Income Taxes (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets
Tax loss carryforward	[1]	$ 20,107	$ 17,991
Research and development		580	610
Employee and payroll accrued expenses		33	43
Operating lease liabilities		128	263
Other		166	123
Total gross deferred tax assets		21,014	19,030
Deferred tax liabilities:
Operating lease assets		128	263
Total deferred tax assets, net		20,886	18,767
Less – valuation allowance		(20,886)	(18,767)
Net deferred tax assets

[1]	Including capital loss carried forward.